Property, Furniture and Equipment - Summary of property, plant and equipment (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	S/ 2,573,140	S/ 2,320,144
Ending balance	2,280,123	2,573,140	S/ 2,320,144
Property, plant and equipment	2,280,123	2,573,140	2,320,144
Land
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	394,645	359,135
Ending balance	356,524	394,645	359,135
Property, plant and equipment	356,524	394,645	359,135
Buildings and facilities
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,837,062	1,655,128
Ending balance	1,605,542	1,837,062	1,655,128
Property, plant and equipment	1,605,542	1,837,062	1,655,128
Medical equipment and other
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	262,121	262,537
Ending balance	249,078	262,121	262,537
Property, plant and equipment	249,078	262,121	262,537
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,383	650
Ending balance	984	1,383	650
Property, plant and equipment	984	1,383	650
Furniture and fixture
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	23,078	18,494
Ending balance	21,500	23,078	18,494
Property, plant and equipment	21,500	23,078	18,494
Works in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	54,851	24,200
Ending balance	46,495	54,851	24,200
Property, plant and equipment	46,495	54,851	24,200
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,060,216	2,652,209	1,497,179
Additions	99,409	123,011	86,541
Business combination balances		358	1,252,395
Reclassifications to intangible assets	63	(1,333)	(306)
Reclassifications from right-of-use asset	6,515	8,295	5,143
Write-off	(9,685)	(7,907)	(4,235)
Disposals	(214)	(2,024)	(1,351)
Exchange difference	(309,807)	287,607	(183,157)
Ending balance	2,846,497	3,060,216	2,652,209
Property, plant and equipment	2,846,497	3,060,216	2,652,209
Gross carrying amount [member] | Land
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	394,645	359,135	232,770
Additions			522
Business combination balances			150,085
Disposals		(1,127)
Exchange difference	(38,121)	36,637	(24,242)
Ending balance	356,524	394,645	359,135
Property, plant and equipment	356,524	394,645	359,135
Gross carrying amount [member] | Buildings and facilities
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,031,474	1,791,937	766,082
Additions	21,705	24,634	27,993
Business combination balances			958,868
Transfers	7,208	15,708	151,521
Write-off	(262)	(118)	(715)
Disposals		(75)
Exchange difference	(219,597)	199,388	(111,812)
Ending balance	1,840,528	2,031,474	1,791,937
Property, plant and equipment	1,840,528	2,031,474	1,791,937
Gross carrying amount [member] | Medical equipment and other
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	540,329	447,666	319,094
Additions	51,124	46,207	25,765
Business combination balances		185	133,817
Reclassifications to intangible assets	63	11
Reclassifications from right-of-use asset	6,515	8,169	5,143
Transfers	18,292	(80)	2,998
Write-off	(8,913)	(7,480)	(3,343)
Disposals	(1)	(127)	(628)
Exchange difference	(44,603)	45,777	(35,180)
Ending balance	562,806	540,329	447,666
Ending balance		540,328
Property, plant and equipment	562,806	540,329	447,666
Gross carrying amount [member] | Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,774	1,180	1,364
Additions	153	819	4
Business combination balances		104	455
Reclassifications from right-of-use asset		126
Transfers		(4)
Write-off		(111)
Disposals	(195)	(342)	(608)
Exchange difference	(72)	2	(35)
Ending balance	1,660	1,774	1,180
Property, plant and equipment	1,660	1,774	1,180
Gross carrying amount [member] | Furniture and fixture
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	37,144	28,091	19,575
Additions	2,588	6,240	4,581
Business combination balances		69	4,421
Transfers	2,785	59	2,069
Write-off	(493)	(198)	(177)
Disposals	(18)	(353)	(115)
Exchange difference	(3,522)	3,236	(2,263)
Ending balance	38,484	37,144	28,091
Property, plant and equipment	38,484	37,144	28,091
Gross carrying amount [member] | Works in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	54,850	24,200	158,294
Additions	23,839	45,111	27,676
Business combination balances			4,749
Reclassifications to intangible assets		(1,344)	(306)
Transfers	(28,285)	(15,683)	(156,588)
Write-off	(17)
Exchange difference	(3,892)	2,567	(9,625)
Ending balance	46,495	54,850	24,200
Ending balance		54,851
Property, plant and equipment	46,495	54,850	24,200
Accumulated depreciation and amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(487,076)	(332,065)	(264,961)
Additions	(115,237)	(132,442)	(85,310)
Reclassifications from right-of-use asset	(3,944)	(5,339)	(2,568)
Write-off	5,145	5,841	3,092
Disposals	144	479	1,178
Exchange difference	34,594	(23,550)	16,504
Ending balance	(566,374)	(487,076)	(332,065)
Property, plant and equipment	(566,374)	(487,076)	(332,065)
Accumulated depreciation and amortisation | Buildings and facilities
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(194,412)	(136,809)	(111,547)
Additions	(51,953)	(52,062)	(29,464)
Write-off	203	23	576
Disposals		56
Exchange difference	11,176	(5,620)	3,626
Ending balance	(234,986)	(194,412)	(136,809)
Property, plant and equipment	(234,986)	(194,412)	(136,809)
Accumulated depreciation and amortisation | Medical equipment and other
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(278,207)	(185,129)	(144,659)
Additions	(58,778)	(76,236)	(53,377)
Reclassifications from right-of-use asset	(3,944)	(5,239)	(2,568)
Write-off	4,595	5,628	2,441
Disposals	1	111	588
Exchange difference	22,605	(17,342)	12,446
Ending balance	(313,728)	(278,207)	(185,129)
Property, plant and equipment	(313,728)	(278,207)	(185,129)
Accumulated depreciation and amortisation | Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(391)	(530)	(864)
Additions	(359)	(259)	(119)
Reclassifications from right-of-use asset		(100)
Write-off		111
Disposals	143	312	475
Exchange difference	(69)	75	(22)
Ending balance	(676)	(391)	(530)
Property, plant and equipment	(676)	(391)	(530)
Accumulated depreciation and amortisation | Furniture and fixture
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(14,066)	(9,597)	(7,891)
Additions	(4,147)	(3,885)	(2,350)
Write-off	347	79	75
Disposals			115
Exchange difference	882	(663)	454
Ending balance	(16,984)	(14,066)	(9,597)
Property, plant and equipment	S/ (16,984)	S/ (14,066)	S/ (9,597)